Commitments - Capital commitments (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of contingent liabilities [line items]
Capital commitments	R 56,406	R 58,036	R 63,670
Contracted capital commitments	28,647	74,800	55,705
Property, plant and equipment
Disclosure of contingent liabilities [line items]
Capital commitments	0	0	0
Contracted capital commitments	11,601	50,074	22,471
Intangible assets
Disclosure of contingent liabilities [line items]
Capital commitments	56,406	58,036	63,670
Contracted capital commitments	R 17,046	R 24,726	R 33,234